SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA, Finance Expenses (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance expenses [Abstract]
Revaluation of IIA liability			$ 2,037	$ 631	$ 0
Revaluation of liabilities at fair value			17,600	0	0
Bank charges, interest expense and other fees			68	54	23
Foreign currency translation adjustments			554	33	132
Total finance expenses	$ 4,734	$ 974	$ 20,259	$ 718	$ 155